Fair Value of Financial Instruments - Level 3 Liabilities (Details) - Level 3 - Recurring basis - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Agreements with Non-mark-to-market Collateral Provisions
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 1,159,213	$ 0
Transfer from Level 2	0	2,036,597
Issuances	0	0
Payment of principal	(529,874)	(879,698)
Change in unrealized (gains)/losses	(1,059)	2,314
Balance at end of period	628,280	1,159,213
Agreements with Mark-to-market Collateral Provisions
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	1,124,162	0
Transfer from Level 2	0	1,386,592
Issuances	1,275,265	258,322
Payment of principal	(1,077,065)	(520,752)
Balance at end of period	$ 1,322,362	$ 1,124,162